IMPAIRMENT OF GOODWILL AND OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill	$ 30.0	$ 40.1	$ 85.0
Impairment of property, plant and equipment			76.5
Impairment of intangible assets	13.8	0.8	69.2
Total impairment loss	$ 43.8	$ 40.9	$ 230.7